Consolidated and combined statements of profit or loss and other comprehensive income - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated and combined statements of profit or loss and other comprehensive income [Abstract]
Revenue	$ 729,953,807	$ 286,651,914	$ 6,431,022
Direct and selling, general and administrative expenses:
Employee Benefits	325,521,012	158,777,211	53,944,188
Food & Beverage and service cost	98,441,323	50,548,808	1,167,596
Sales commissions	37,592,689	12,047,140	0
Management fees operators	23,928,681	6,031,578	0
Depreciation and amortization	319,768,815	135,498,890	1,808,833
Development contributions to the local area	0	0	25,862,069
Property tax	12,444,214	10,062,451	15,605,504
Fees	151,697,897	81,161,295	67,534,391
Administrative fees	17,540,773	16,148,254	1,784,617
Maintenance and conservation	52,727,323	9,676,728	10,218,739
Utility expenses	67,542,771	11,806,600	2,386,067
Advertising	53,064,373	7,326,696	9,806,261
Donations	7,842,770	7,676,660	1,000,000
Insurance	35,771,206	14,820,097	3,891,189
Software	6,948,956	6,744,506	2,226,283
Cleaning and laundry	11,301,594	9,197,151	1,622,716
Bank commissions	31,109,553	8,317,475	6,700,414
Operating supplies and equipment	21,804,534	0	0
Other costs	107,481,760	62,238,994	45,073,847
Total direct and selling, general and administrative expenses	1,382,530,244	608,080,534	250,632,714
Other income	190,235,287	25,560,552	33,514,903
Other expense	(5,474,442)	(9,801,077)	(3,874,125)
Listing expense	(917,366,970)	0	0
Gain (loss) on revaluation of investment property	239,508,510	(86,598,436)	298,089,926
Changes in fair value of financial derivative instruments	(43,348,480)	(75,868,263)	200,739,870
Changes in fair value of warrants	(51,946,426)	0	0
Exchange rate (loss) income, net	(1,492,245,569)	768,699,652	276,747,870
Interest income	34,942,822	8,845,532	555,638
Interest expenses	(797,018,177)	(303,746,643)	(86,485,683)
(Loss) profit before income taxes	(3,495,289,882)	5,662,697	475,086,707
Income taxes	(72,675,696)	52,130,224	(230,709,407)
Net (loss) profit for the period	(3,567,965,578)	57,792,921	244,377,300
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, construction in process and equipment net of deferred income tax	234,366,712	(622,987,642)	4,206,327,542
Remeasurement of net defined benefit liability net of deferred income tax	11,610	87,219	(1,788,136)
Cumulative translation adjustment	(5,243,648)	0	0
Other comprehensive income (loss) for the period	229,134,674	(622,900,423)	4,204,539,406
Total comprehensive (loss) income	$ (3,338,830,904)	$ (565,107,502)	$ 4,448,916,705